INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
INCOME (LOSS) PER SHARE
30.	INCOME (LOSS) PER SHARE

Basic and diluted income (loss) per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share - basic and diluted	129,400	(215,003)	130,831	21,000
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	146,040,594	142,251,454	138,211,177	138,211,177

Basic and diluted income (loss) per share	0.89	(1.51)	0.95	0.15

The share options were not included in the calculation of diluted income (loss) per share under the treasury stock method for the years ended December 31, 2010, 2011 and 2012, because their exercise prices were greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.